UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson

2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: December 1, 2011 to February 29, 2012

Item 1.    Schedule of Investments.
Attached hereto.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional
Amount	Description	Rating*	Coupon	Maturity	Call Provisions**	Value
	Total Long-Term Investments - 131.8%
	Corporate Bonds - 42.0%
	Advertising - 0.3%
$100,000	inVentiv Health, Inc.(a)	CCC+	10.00%	08/15/2018	08/15/14 @ 105	$91,000
400,000	MDC Partners, Inc. (Canada)(b)	B+	11.00%	11/01/2016	11/01/13 @ 106	436,000
						527,000

	Aerospace & Defense - 1.1%
1,450,000	Kratos Defense & Security Solutions, Inc.	B+	10.00%	06/01/2017	06/01/14 @ 105	1,562,375
700,000	Sequa Corp.(a)	CCC	11.75%	12/01/2015	12/01/12 @ 103	743,750
						2,306,125

	Airlines - 8.2%
1,304,548	Aircraft Certificate Owner Trust, Series 2003-1A, Class D(a)	BB	6.46%	09/20/2022	N/A	1,284,979
2,000,000	Aircraft Certificate Owner Trust, Series 2003-1A, Class E(a)	BB	7.00%	09/20/2022	N/A	1,800,000
1,141,036	America West Airlines 2001-1 Pass-Through Trust, Series 011G(b)	BB+	7.10%	10/02/2022	N/A	1,099,639
2,000,000	American Airlines Pass-Through Trust, Series 2011-2, Class A(b)	BBB-	8.63%	10/15/2021	N/A	2,120,000
1,015,960	Atlas Air 1998-1 Pass-Through Trust, Series 1998-1, Class A	NR	7.38%	07/02/2019	N/A	1,015,960
761,665	Atlas Air 1999-1 Pass-Through Trust, Series 1991-1, Class A-1	NR	7.20%	07/02/2020	N/A	761,665
571,671	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-2	NR	6.88%	04/02/2014	N/A	571,671
465,793	Atlas Air 2000-1 Pass-Through Trust, Series 2000-1, Class A	NR	8.71%	07/02/2021	N/A	465,793
3,774,200	AWAS Aviation Capital Ltd. (Ireland)(a) (b)	BBB-	7.00%	10/15/2016	10/18/13 @ 104	3,944,039
273,520	Continental Airlines 2007-1 Pass-Through Trust, Series 071C	B	7.34%	04/19/2014	N/A	277,623
1,750,000	Delta Air Lines 2011-1 Pass-Through Trust, Class B(a)	BB	7.13%	10/15/2014	N/A	1,731,993
830,000	Global Aviation Holdings, Inc.(b) (c)	D	14.00%	08/15/2013	08/15/12 @ 111	232,400
1,669,771	United Airlines 2009-2A Pass-Through Trust, Series 2009-2(b)	BBB+	9.75%	01/15/2017	N/A	1,911,888
						17,217,650

	Auto Parts & Equipment - 0.1%
225,000	Exide Technologies	B	8.63%	02/01/2018	02/01/15 @ 104	174,938

	Banks - 4.5%
540,000	Agfirst Farm Credit Bank(a) (b) (d)	A	7.30%	-	04/02/12 @ 100	536,398
1,000,000	Bank of America NA, Series BKNT(b)	A-	5.30%	03/15/2017	N/A	1,016,506
1,200,000	Barclays Bank PLC (United Kingdom)(a) (b) (d) (e)	BBB	6.86%	-	06/15/32 @ 100	1,080,000
350,000	Comerica Bank	A-	7.88%	09/15/2026	N/A	419,601
1,000,000	Fifth Third Bancorp(b)	BBB-	8.25%	03/01/2038	N/A	1,282,897
1,000,000	KeyCorp Capital III(b)	BBB-	7.75%	07/15/2029	N/A	1,002,126
1,250,000	Northgroup Preferred Capital Corp.(a) (b) (d) (e)	A-	6.38%	-	10/15/17 @ 100	1,188,225
700,000	PNC Preferred Funding Trust III(a) (b) (d) (e)	BBB	8.70%	-	03/15/13 @ 100	722,568
500,000	Rabobank Nederland NV (Netherlands)(a) (b) (d) (e)	A	11.00%	-	06/30/19 @ 100	633,000
1,400,000	RBS Capital Trust II(d) (e)	C	6.43%	-	01/03/34 @ 100	938,000
650,000	Susquehanna Capital II(b)	BB	11.00%	03/23/2040	03/23/15 @ 100	705,250
						9,524,571

	Building Materials - 0.8%
1,750,000	Cemex SAB de CV (Mexico)(a)	B-	9.00%	01/11/2018	01/11/15 @ 105	1,618,750

	Commercial Services - 2.0%
334,000	Bankrate, Inc.(b)	BB-	11.75%	07/15/2015	07/15/13 @ 106	386,188
1,800,000	DynCorp International, Inc.	B-	10.38%	07/01/2017	07/01/14 @ 105	1,593,000
250,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc.(a)	B	9.50%	12/01/2019	12/01/14 @ 107	273,437
2,050,000	NCO Group, Inc.	CCC-	11.88%	11/15/2014	11/15/12 @ 100	2,039,750
						4,292,375

	Computers - 1.0%
705,000	Compucom Systems, Inc.(a)	B	12.50%	10/01/2015	10/01/12 @ 103	729,675
950,000	iGate Corp.	B+	9.00%	05/01/2016	05/01/14 @ 105	1,033,125
244,000	Stratus Technologies, Inc.(b)	B-	12.00%	03/29/2015	04/15/13 @ 112	214,720
150,000	Stream Global Services, Inc.	B+	11.25%	10/01/2014	10/01/12 @ 106	154,688
						2,132,208

	Distribution & Wholesale - 0.6%
370,000	Baker & Taylor, Inc.(a)	CCC+	11.50%	07/01/2013	07/01/12 @ 100	207,200
1,200,000	Intcomex, Inc.(b)	B-	13.25%	12/15/2014	12/15/12 @ 107	1,140,000
						1,347,200

	Diversified Financial Services - 5.2%
2,000,000	International Lease Finance Corp.(a) (b)	BBB-	7.13%	09/01/2018	N/A	2,240,000
3,963,877	Lancer Finance Co. SPV Ltd. (British Virgin Islands)(a) (b)	Baa3	5.85%	12/12/2016	N/A	3,867,242
200,000	LCP Dakota Fund, Series AI	NR	10.75%	01/16/2014	N/A	199,975
100,000	LCP Dakota Fund, Series AI	NR	12.66%	01/16/2014	N/A	99,995
200,000	Ohana Military Communities, LLC(a)	AA-	5.88%	10/01/2051	N/A	184,096
150,000	Ohana Military Communities, LLC(a)	AA-	6.15%	10/01/2051	N/A	139,311
1,950,000	QBE Capital Funding III Ltd. (Jersey)(a) (b) (e)	BBB+	7.25%	05/24/2041	05/24/21 @ 100	1,776,076
500,000	Scottrade Financial Services, Inc.(a)	Baa3	6.13%	07/11/2021	N/A	498,125
2,000,000	Svensk Exportkredit AB (Sweden)(a) (b) (d)	BBB-	6.38%	-	06/27/12 @ 100	1,902,022
						10,906,842

	Electrical Components & Equipment - 0.7%
1,400,000	Coleman Cable, Inc.	B	9.00%	02/15/2018	02/15/14 @ 105	1,449,000

	Engineering & Construction - 1.1%
1,363,503	Alion Science and Technology Corp.(f)	B-	12.00%	11/01/2014	04/01/13 @ 105	1,261,240
2,000,000	Alion Science and Technology Corp.	CCC-	10.25%	02/01/2015	02/01/13 @ 100	1,080,000
						2,341,240

	Entertainment - 2.1%
701,000	Agua Caliente Band of Cahuilla Indians(a)	BB	6.35%	10/01/2015	N/A	662,627
375,000	Diamond Resorts Corp.	B-	12.00%	08/15/2018	08/15/14 @ 106	395,625
1,955,000	Lions Gate Entertainment, Inc.(a) (b)	B	10.25%	11/01/2016	11/01/13 @ 105	2,096,738
300,000	WMG Acquisition Corp.	BB-	9.50%	06/15/2016	06/15/13 @ 105	331,500
850,000	WMG Acquisition Corp.(a)	B-	11.50%	10/01/2018	10/01/14 @ 109	903,125
						4,389,615

	Food - 1.5%
500,000	BI-LO, LLC / BI-LO Finance Corp.(a)	B	9.25%	02/15/2019	02/15/15 @ 105	525,000
2,447,000	Bumble Bee Acquisition Corp.(a) (b)	B	9.00%	12/15/2017	12/15/14 @ 105	2,569,350
						3,094,350

	Forest Products & Paper - 0.1%
250,000	Verso Paper Holdings, LLC / Verso Paper, Inc.	B	8.75%	02/01/2019	02/01/15 @ 104	123,750

	Health Care Services - 0.8%
1,050,000	Apria Healthcare Group, Inc.(b)	BB+	11.25%	11/01/2014	11/01/12 @ 103	1,107,750
100,000	Apria Healthcare Group, Inc.	BB-	12.38%	11/01/2014	11/01/12 @ 103	102,500
275,000	OnCure Holdings, Inc.	B	11.75%	05/15/2017	05/15/14 @ 106	214,500
312,333	Symbion, Inc.(g)	CCC+	11.00%	08/23/2015	08/23/12 @ 103	295,155
						1,719,905

	Health Care Products - 0.1%
100,000	Physio-Control International, Inc.(a)	B+	9.88%	01/15/2019	01/15/15 @ 107	105,000

	Household Products & Housewares - 0.7%
1,445,000	American Achievement Corp.(a)	B	10.88%	04/15/2016	10/15/13 @ 105	1,029,562
500,000	Armored Autogroup, Inc.(a)	CCC+	9.25%	11/01/2018	11/01/14 @ 105	420,000
						1,449,562

	Housewares - 0.0%
75,000	American Standards Americas(a)	B-	10.75%	01/15/2016	01/15/13 @ 105	52,500

	Insurance - 4.0%
1,000,000	Allstate Corp.(b) (e)	BBB	6.50%	05/15/2067	05/15/37 @ 100	980,000
1,000,000	American Financial Group, Inc.(b)	BBB+	9.88%	06/15/2019	N/A	1,212,016
1,000,000	AXA SA (France)(a) (b) (d) (e)	BBB	6.38%	-	12/14/36 @ 100	800,000
800,000	Ironshore Holdings US, Inc.(a) (b)	BBB-	8.50%	05/15/2020	N/A	866,648
1,000,000	MetLife Capital Trust IV(a) (b)	BBB	7.88%	12/15/2037	12/15/32 @ 100	1,100,000
700,000	National Life Insurance Co.(a) (b)	BBB+	10.50%	09/15/2039	N/A	904,784
250,000	Nationwide Mutual Insurance Co.(a)	A-	9.38%	08/15/2039	N/A	320,778
800,000	Penn Mutual Life Insurance Co.(a) (b)	A	7.63%	06/15/2040	N/A	959,365
1,250,000	Progressive Corp.(b) (e)	A-	6.70%	06/15/2067	06/15/17 @ 100	1,312,500
						8,456,091

	Internet - 0.7%
1,510,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	1,506,225

	Iron & Steel - 0.1%
240,000	Standard Steel, LLC/Standard Steel Finance Corp.(a)	B+	12.00%	05/01/2015	05/01/13 @ 106	273,000

	Lodging - 0.3%
700,000	Caesars Operating Escrow, LLC / Caesars Escrow Corp.(a)	B	8.50%	02/15/2020	02/15/16 @ 104	714,000

	Media - 0.2%
500,000	DCP, LLC/DCP Corp.(a)	B+	10.75%	08/15/2015	08/15/13 @ 105	376,250

	Mining - 0.3%
1,025,000	Midwest Vanadium Pty Ltd. (Australia)(a)	B-	11.50%	02/15/2018	02/15/15 @ 106	702,125

	Oil & Gas - 0.3%
700,000	Dolphin Energy Ltd. (United Arab Emirates)(a)	A1	5.50%	12/15/2021	N/A	723,800

	Packaging & Containers - 0.9%
1,575,000	Pregis Corp.	CCC	12.38%	10/15/2013	10/15/11 @ 100	1,531,687
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.	B3	11.50%	04/01/2016	04/01/14 @ 106	312,000
						1,843,687

	Retail - 1.5%
1,665,000	CKE Restaurants, Inc.(b)	B-	11.38%	07/15/2018	07/15/14 @ 106	1,898,100
850,000	Liz Claiborne, Inc.(a)	B-	10.50%	04/15/2019	04/15/14 @ 105	937,125
260,000	Logan's Roadhouse, Inc.	B-	10.75%	10/15/2017	10/15/13 @ 108	248,300
						3,083,525

	Software - 0.3%
300,000	Lawson Software, Inc.(a)	B-	11.50%	07/15/2018	07/15/15 @ 106	313,500
400,000	Open Solutions, Inc.(a)	CCC+	9.75%	02/01/2015	02/01/13 @ 100	326,000
						639,500

	Telecommunications - 0.4%
400,000	Avaya, Inc.(a)	B	7.00%	04/01/2019	04/01/15 @ 104	405,500
300,000	CommScope, Inc.(a)	B	8.25%	01/15/2019	01/15/15 @ 104	315,750
200,000	Sprint Nextel Corp.(a)	BB-	7.00%	03/01/2020	N/A	203,250
						924,500

	Textiles - 0.0%
100,000	Empire Today LLC(a)	B-	11.38%	02/01/2017	02/01/14 @ 106	96,500

	Transportation - 2.1%
200,000	CEVA Group PLC (United Kingdom)(a)	B+	8.38%	12/01/2017	12/01/13 @ 106	199,500
575,000	Commercial Barge Line Co.	B+	12.50%	07/15/2017	07/15/13 @ 106	640,406
1,050,000	Marquette Transportation Company/Marquette Transportation Finance Corp.	B-	10.88%	01/15/2017	01/15/13 @ 108	1,097,250
1,850,000	Quality Distribution, LLC/QD Capital Corp.	B-	9.88%	11/01/2018	11/01/14 @ 105	2,023,438
400,000	United Maritime Group, LLC/United Maritime Group Finance Corp.(b)	B	11.75%	06/15/2015	12/15/12 @ 106	408,500
						4,369,094

	Total Corporate Bonds - 42.0%
	(Cost $86,964,525)					88,480,878

	Asset Backed Securities - 54.1%
	Automobile - 0.0%
65,689	Bush Truck Leasing LLC, Series 2011-AA, Class C(a)	NR	5.00%	09/25/2018	N/A	65,526

	Collateralized Debt Obligations - 7.2%
964,460	Aspen Funding I Ltd., Series 2002-1A, Class A1L (Cayman Islands)(a) (h)	BBB-	1.18%	7/10/2037	N/A	886,483
131,221	Commodore CDO I Ltd., Series 1A, Class A (Cayman Islands)(a) (h)	BB+	1.02%	02/24/2034	N/A	123,671
741,909	Coronado CDO Ltd., Series 1A, Class A1 (Cayman Islands)(a) (h)	B	1.00%	09/04/2038	N/A	531,006
221,211	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(h)	A	1.04%	09/15/2035	N/A	197,156
778,031	Diversified Asset Securitization Holdings III, Series 1A, Class A2 (Cayman Islands)(a)	BB+	7.42%	07/05/2036	N/A	730,991
3,830,946	Duke Funding Ltd., Series 2003-5A, Class 1W (Cayman Islands)(a) (h) (m)	Ca	1.08%	8/7/2033	N/A	1,586,483
511,757	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(a) (h)	BB+	0.74%	12/30/2030	N/A	459,231
303,171	MWAM CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(a) (h)	AA	1.34%	01/30/2031	N/A	284,481
350,293	Putnam Structured Product CDO, Series 2001-1A, Class A1 (Cayman Islands)(a) (h)	AA	0.99%	02/25/2032	N/A	327,387
1,091,648	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman Islands)(a) (h)	B+	0.93%	01/10/2038	N/A	879,356
933,852	Putnam Structured Product CDO, Series 2003-A1LT, Class A1 (Cayman Islands)(a) (h)	B	0.70%	10/15/2038	N/A	782,269
8,521,798	Rockwall CDO Ltd., Series 2007-1A, Class A1LA (Cayman Islands)(a) (b) (h)	BBB+	0.80%	08/01/2024	N/A	7,014,036
162,978	Saturn Ventures Ltd., Series 2003-1A, Class A1 (Cayman Islands)(a) (h)	AA	1.04%	11/03/2038	N/A	149,294
349,446	Saybrook Point CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(a) (h)	BB	0.97%	02/25/2031	N/A	295,097
1,000,000	Zais Investment Grade Ltd., Class A2A (Cayman Islands)(a) (h)	A+	1.79%	07/27/2018	N/A	902,090
						15,149,031

	Collateralized Loan Obligations - 23.3%
400,000	Airlie CLO, Series 2006-2A, Class B (Cayman Islands)(a) (h)	BBB+	1.31%	12/20/2020	N/A	292,940
500,000	Alm Loan Funding, Series 2010-3A, Class C (Cayman Islands)(a) (h)	BBB	4.49%	11/20/2020	N/A	449,090
300,000	ARCC Commercial Loan Trust, Series 2006-1A, Class C(a) (h)	BB+	1.26%	12/20/2019	N/A	254,967
2,000,000	Black Diamond CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (b) (h)	A+	0.94%	04/29/2019	N/A	1,691,980
2,000,000	Black Diamond CLO Ltd., Series 2006-1A, Class C (Cayman Islands)(a) (h)	BBB+	1.24%	04/29/2019	N/A	1,554,960
2,395,721	Business Loan Express, Series 2006-AA, Class A(a) (h)	CCC+	0.49%	10/20/2038	N/A	1,517,494
731,086	Business Loan Express, Series 2007-AA, Class A(a) (h)	CCC+	0.65%	10/20/2040	N/A	424,030
1,383,179	CapitalSource Commercial Loan Trust, Series 2006-2A, Class C(a) (b) (h)	A+	0.93%	09/20/2022	07/20/12 @ 100	1,324,647
750,000	CapitalSource Commercial Loan Trust, Series 2006-2A, Class D(a) (h)	B+	1.77%	09/20/2022	N/A	704,539
500,000	CapitalSource Commerical Loan Trust, Series 2006-2A, Class E(a) (h)	CCC-	2.75%	09/20/2022	N/A	456,204
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (h)	A+	1.83%	07/10/2019	N/A	783,240
3,500,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(a) (h)	BBB+	3.18%	07/10/2019	N/A	2,533,125
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(a)	BBB+	8.37%	07/10/2019	N/A	951,950
500,000	Colts Trust, Series 2005-2A, Class C (Cayman Islands)(a) (b) (h)	BB+	1.41%	12/20/2018	N/A	478,187
250,000	Colts Trust, Series 2007-1A, Class C (Cayman Islands)(a) (b) (h)	AA-	1.36%	03/20/2021	N/A	184,137
250,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (h)	AA-	1.59%	05/19/2021	N/A	187,110
500,000	DFR Middle Market CLO Ltd., Series 2007-1A, Class C(a) (h)	A	2.86%	07/20/2019	N/A	457,720
5,050,000	Eastland CLO Ltd., Series 2007-1A, Class A2B(a) (b) (h)	A+	0.88%	05/01/2022	N/A	3,741,747
500,000	Emporia Preferred Funding, Series 2005-1A, Class B1 (Cayman Islands)(a) (h)	AA-	1.13%	10/12/2018	N/A	413,340
1,250,000	Emporia Preferred Funding, Series 2005-1A, Class C (Cayman Islands)(a) (h)	A-	1.53%	10/12/2018	N/A	963,038
250,000	Emporia Preferred Funding, Series 2006-2A, Class B (Cayman Islands)(a) (h)	A+	1.06%	10/18/2018	N/A	196,875
500,000	FM Leveraged Capital Fund, Series 2005-1A, Class B (Cayman Islands)(a) (h)	AA	1.10%	08/01/2017	N/A	456,350
250,000	FM Leveraged Capital Fund, Series 2005-1A, Class C (Cayman Islands)(a) (h)	A	1.50%	08/01/2017	N/A	221,247
7,700,000	Fortress Credit Opportunities I L.P., Series 2005-1A, Class A1(b)	NR	0.67%	07/15/2019	N/A	6,713,861
1,000,000	Friedbergmilstein Private Capital Fund, Series 2004-1A, Class B2 (Cayman Islands)(a) (b)	AA+	5.41%	01/15/2019	N/A	1,017,760
250,000	Gale Force CLO Ltd., Series 2007-3A, Class C (Cayman Islands)(a) (h)	BBB+	1.26%	04/19/2021	N/A	192,623
500,000	Genesis CLO Ltd., Series 2007-2A, Class D (Cayman Islands)(a) (b) (h)	BBB	4.58%	01/10/2016	N/A	453,260
650,000	Global Leveraged Capital Credit Opportunity Fund, Series 2006-1A, Class C (Cayman Islands)(a) (h)	BB+	1.56%	12/20/2018	N/A	490,061
1,000,000	GSC Partners CDO Fund Ltd., Series 2006-7A, Class C (Cayman Islands)(a) (h)	A-	1.49%	05/25/2020	N/A	794,810
250,000	Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (h)	A+	1.37%	08/07/2021	N/A	196,593
250,000	Hewett's Island CDO Ltd., Series 2006-5A, Class C (Cayman Islands)(a) (h)	BBB+	1.18%	12/05/2018	N/A	187,061
800,000	Katonah Ltd., Series 2006-9A, Class A3L (Cayman Islands)(a) (h)	BBB+	1.28%	01/25/2019	N/A	611,848
1,200,000	Kennecott Funding Ltd., Series 2005-1A, Class C (Cayman Islands)(a) (b) (h)	BBB+	1.38%	01/13/2018	N/A	993,612
500,000	Marathon CLO Ltd., Series 2005-2A, Class B (Cayman Islands)(a) (h)	BBB+	1.36%	12/20/2019	N/A	398,211
500,000	Marlborough Street CLO, Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (h)	A	1.31%	04/18/2019	N/A	358,225
1,500,000	MC Funding Ltd. / MC Funding 2006-1, LLC, Series 2006-1A, Class C (Cayman Islands)(a) (h)	BBB+	1.51%	12/20/2020	N/A	1,170,210
800,000	Mountain View Funding CLO, Series 2007-3A, Class A2 (Cayman Islands)(a) (h)	AA+	0.91%	4/16/2021	N/A	689,232
500,000	Navigator CDO Ltd., Series 2004-1A, Class B2 (Cayman Islands)(a)	A+	5.59%	01/14/2017	N/A	476,620
250,000	OFSI Fund Ltd., Series 2006-1X, Class C (Cayman Islands)(a) (h)	A	1.41%	09/20/2019	N/A	180,940
300,000	Pacifica CDO Ltd., Series 2005-5X, Class B2 (Cayman Islands)	BBB-	5.81%	01/26/2020	N/A	276,567
1,500,000	Rosedale CLO Ltd., Series I-A, Class AIJ (Cayman Islands)(a) (b) (h)	AA	0.97%	07/24/2021	N/A	1,324,485
514,262	Sargas CLO II Ltd., Series 2006-1A, Class E (Cayman Islands)(a) (h)	B+	4.56%	10/20/2018	N/A	456,294
2,000,000	Stanfield Modena CLO Ltd., Series 2004-1A, Class C (Cayman Islands)(a) (b) (h)	A+	1.82%	09/22/2016	N/A	1,823,260
2,000,000	TCW Global Project Fund, Series 2004-1A, Class A1 (Cayman Islands)(a) (h)	AAA	1.47%	06/15/2016	N/A	1,727,700
2,000,000	TCW Global Project Fund, Series 2004-1A, Class B1 (Cayman Islands)(a) (h)	BBB	2.52%	06/15/2016	N/A	1,270,700
1,000,000	TCW Global Project Fund, Series 2005-1A, Class B2 (Cayman Islands)(a)	BB+	5.79%	09/01/2017	N/A	896,480
4,000,000	Telos CLO Ltd., Series 2006-1A, Class A2 (Cayman Islands)(a) (h)	AA+	0.98%	10/11/2021	N/A	3,444,720
2,500,000	Telos CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (h)	A+	1.07%	10/11/2021	N/A	2,030,750
1,000,000	Zohar CDO, Series 2007-3A, Class A2 (Cayman Islands)(a) (h)	BB+	1.11%	04/15/2019	N/A	574,300
						48,989,100

	Commercial Real Estate - 0.7%
2,000,000	Wrightwood Capital Real Estate CDO Ltd., Series 2005-1A, Class A1 (Cayman Islands)(a) (h)	BB	0.81%	11/21/2040	N/A	1,540,000

	Commercial Receivables - 0.4%
500,000	FCC Financing Subsidiary, LLC, Series 2010-1A, Class B(a) (h)	NR	13.16%	03/31/2017	N/A	531,200
400,000	Leaf II Receivables Funding, LLC, Series 2010-4, Class D(a) (b)	NR	5.00%	01/20/2019	02/20/13 @ 100	364,360
						895,560

	Credit Cards - 1.1%
1,000,000	LCP Rights Trust, Series 2010-1, Class A	NR	14.55%	07/17/2017	N/A	998,489
290,323	LCP Rights Trust, Series 2010-1, Class C	NR	19.21%	07/17/2017	N/A	289,814
500,000	LCP Rights Trust, Series 2010-1, Class G	NR	11.71%	09/18/2018	N/A	497,707
200,000	LCP Rights Trust, Series 2010-1, Class H	NR	14.56%	09/18/2018	N/A	199,105
400,000	LCP Rights Trust, Series 2010-1, Class I	NR	18.29%	09/18/2018	N/A	398,260
						2,383,375

	Financial - 0.0%
32,577	Blue Falcon, Series A-2(a)	NR	3.28%	12/25/2016	N/A	32,235

	Insurance - 3.6%
1,505,423	321 Henderson Receivables I, LLC, Series 2007-3A, Class A(a) (b)	BBB+	6.15%	10/15/2048	08/15/35 @ 100	1,587,045
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class B(a) (b)	AA	8.37%	01/15/2046	02/15/28 @ 100	577,266
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class C(a)	A	9.36%	01/15/2048	07/15/29 @ 100	587,285
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class D(a)	BBB	10.81%	01/15/2050	05/15/31 @ 100	584,746
400,000	Insurance Note Capital Term, Series 1005-1R1A(a) (h)	A	0.58%	06/09/2033	N/A	341,792
1,225,000	Northwind Holdings, LLC, Series 2007-1A, Class A1(a) (h)	A	1.31%	12/01/2037	N/A	958,122
3,108,668	Structured Asset Receivables Trust, Series 2005-1A, Class CTFS(a) (b) (h)	CCC	1.06%	01/21/2015	N/A	2,898,367
						7,534,623

	Other ABS - 0.7%
1,424,143	Glenn Pool Oil & Gas Trust	NR	6.00%	08/02/2021	N/A	1,408,221

	Student Loans - 0.2%
202,567	MRU Student Loan Trust, Series 2008-1A, Class C(a) (h)	B-	8.06%	01/25/2041	N/A	29,372
313,896	MRU Student Loan Trust, Series 2008-A, Class A1A(a)	BBB	7.40%	01/25/2041	N/A	219,878
202,567	MRU Student Loan Trust, Series 2008-A, Class B(a) (h)	BB	6.06%	01/25/2041	N/A	36,968
						286,218

	Timeshare - 1.0%
1,376,978	Diamond Resorts Owner Trust, Series 2009-1, Class A(a) (b)	A	9.31%	03/20/2026	11/20/13 @ 100	1,453,960
317,700	Silverleaf Finance, LLC, Series 2010-A, Class B(a)	BBB	8.00%	07/15/2022	09/15/15 @ 100	309,390
362,474	Silverleaf Finance, LLC, Series 2011-A, Class A(a)	NR	9.00%	06/15/2023	N/A	354,181
						2,117,531

	Transportation - 11.5%
2,851,524	Aerco Ltd., Class A3 (Jersey)(a) (h)	BB-	0.71%	07/15/2025	N/A	2,129,917
1,486,698	Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1(a) (h)	A+	0.52%	06/14/2037	N/A	1,288,317
19,905,395	Airplanes Pass-Through Trust, Series 2001-1A, Class A9(b) (h)	CCC	0.80%	03/15/2019	N/A	11,988,500
893,850	Aviation Capital Group Trust, Series 2000-1A, Class A1(a) (h)	B-	0.73%	11/15/2025	N/A	464,802
3,980,663	Aviation Capital Group Trust, Series 2003-2A, Class B1(a) (b) (h)	BBB	3.25%	09/20/2033	N/A	2,925,787
1,877,763	Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)(a) (h)	BBB+	0.55%	10/14/2033	N/A	1,596,098
1,460,482	Babcock & Brown Air Funding I Ltd., Series 2007-1X, Class G1 (Bermuda)(a) (b) (h)	BBB+	0.55%	11/14/2033	N/A	1,241,512
638,889	Blade Engine Securitization Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (h)	BBB+	3.25%	09/15/2041	N/A	532,137
1,427,343	Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)(a) (h)	A-	0.49%	12/19/2032	N/A	1,253,486
47,937	Helios Finance LP, Series 2007-S1, Class B1 (Cayman Islands)(a) (h)	A+	0.95%	10/20/2014	N/A	47,905
878,598	Vega Containervessel PLC, Series 2006-1A, Class A (Ireland)(a) (b)	Ba3	5.56%	02/10/2021	N/A	786,345
						24,254,806

	Trust Preferred Stocks - 1.6%
6,000,000	Attentus CDO Ltd., Series 2007-3A, Class A1B (Cayman Islands)(a) (h)	AA-	0.84%	10/11/2042	N/A	3,336,420

	Whole Business - 2.8%
500,000	Adams Outdoor Advertising LP, Series 2010-1, Class B(a) (b)	Ba2	8.84%	12/20/2040	N/A	526,516
1,100,000	Adams Outdoor Advertising LP, Series 2010-1, Class C(a) (b)	B3	10.76%	12/20/2040	N/A	1,167,154
1,452,273	Cajun Global LLC, Series 2011-1A, Class A2(a) (b)	BBB	5.96%	02/20/2041	N/A	1,512,411
600,000	NuCO2 Funding, LLC, Series 2008-1A, Class A1(a)	Baa2	7.25%	06/25/2038	N/A	613,992
1,955,000	Sonic Capital LLC, Series 2011-1A, Class A2(a) (b)	BBB	5.44%	05/20/2041	N/A	2,038,303
						5,858,376

	Total Asset Backed Securities - 54.1%
	(Cost $111,886,037)					113,851,022

	Collateralized Mortgage Obligations - 8.7%
	Commercial Mortgage Backed Securities - Military Housing - 0.8%
1,000,000	Hampton Roads PPV, LLC(a) (b)	Ba2	6.07%	12/15/2041	N/A	815,570
1,000,000	Hampton Roads PPV, LLC(a) (b)	Ba2	6.17%	06/15/2053	N/A	801,780
						1,617,350

	Commercial Mortgage Backed Securities - Non-Traditional - 0.4%
750,000	Timberstar Trust, Series 2006-1A, Class C(a) (b)	A	5.88%	10/15/2036	N/A	772,733

	Commercial Mortgage Backed Securities - Traditional - 5.0%
1,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class B(b) (h)	AA+	5.06%	11/10/2041	N/A	1,022,865
1,200,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM(b) (h)	BBB+	5.70%	12/10/2049	N/A	1,259,238
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM(b) (h)	BBB+	5.77%	06/10/2046	N/A	1,035,862
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A, Class F(a) (b) (h)	CCC+	5.57%	02/05/2019	N/A	944,376
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM(b) (h)	BBB-	5.81%	06/15/2038	N/A	1,584,009
2,600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class AM(b) (h)	BB	5.82%	06/15/2049	N/A	2,386,332
1,000,000	Morgan Stanley Capital I, Series 2006-HQ10, Class AM(b)	Aa2	5.36%	11/12/2041	N/A	1,042,982
1,250,000	Morgan Stanley Capital I, Series 2006-IQ12, Class AM(b)	BBB	5.37%	12/15/2043	N/A	1,300,764
						10,576,428

	Residential Mortgage Backed Securities - 2.5%
741,011	Asset Backed Funding Certificates, Series 2005-AQ1, Class A6(b) (i)	AA-	4.78%	06/25/2035	05/25/21 @ 100	711,355
3,033,109	Countrywide Home Equity Loan Trust, Series 2004-S, Class 1A(b) (h)	CCC	0.49%	02/15/2030	N/A	1,877,170
89,492	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A(h)	D	6.01%	10/25/2036	12/25/20 @ 100	51,196
461,890	GSAA Trust, Series 2007-5, Class 1F2A(h)	CCC	5.79%	03/25/2047	01/25/23 @ 100	322,060
684,469	IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1(h)	CCC	5.04%	06/25/2036	07/25/21 @ 100	583,510
285,668	New Century Home Equity Loan Trust, Series 2004-A, Class AII9(h)	B	5.20%	08/25/2034	07/25/20 @ 100	269,528
914,785	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A3(i)	D	5.75%	1/25/2037	05/25/18 @ 100	449,085
2,122,465	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A5B(i)	D	6.04%	1/25/2037	05/25/18 @ 100	977,675
						5,241,579

	Total Collateralized Mortgage Obligations - 8.7%
	(Cost $17,935,028)					18,208,090

	Term Loans - 3.8%(j)
	Consumer Products - 0.1%
149,250	Targus Group International, Inc.(h)	B	11.00%	5/25/2016	N/A	145,519

	Entertainment - 0.1%
218,750	CKX Entertainment(h)	B+	9.00%	06/21/2017	N/A	185,937

	Gaming - 0.9%
1,800,000	MGM Mirage, Inc(h)	Ba3	7.00%	02/21/2014	N/A	1,794,384
100,000	Rock Ohio Caesars LLC(h)	BB-	8.50%	08/11/2017	N/A	101,125
						1,895,509

	Other - 1.3%
1,338,969	Bushnell Performance Optics(h)	BB-	4.33%	08/24/2013	N/A	1,300,139
283,064	Clientlogic Corp.(h)	B+	6.08%	01/30/2014	N/A	275,280
955,025	Mattress Holding Corp.(h)	B	2.83%	01/18/2014	N/A	940,102
300,000	Sirva Worldwide, Inc.(h)	B	10.75%	03/17/2017	N/A	301,500
						2,817,021

	Retail - 0.3%
522,713	Deb Store Holdings(l) (m)	B-	12.50%	10/11/2016	N/A	522,713
100,000	Eastman Kodak Co.(h)	B-	8.50%	07/26/2013	N/A	101,625
						624,338

	Technology - 1.1%
99,206	API Technologies Corp.(h)	BB-	7.75%	06/27/2016	N/A	93,750
150,000	Asurion Corp.(h)	BB-	11.00%	08/16/2019	N/A	152,700
60,000	Infor Enterprise Solutions Holdings, Inc.(h)	Caa2	6.52%	3/2/2014	N/A	54,733
940,000	Infor Global Solutions(h)	Caa2	6.52%	3/2/2014	N/A	857,492
1,243,750	Lawson Software(h)	B+	6.75%	07/05/2017	N/A	1,254,502
						2,413,177

	Transportation - 0.0%
35,565	Carey International, Inc.(h) (m)	Caa3	9.00%	01/25/2014	N/A	14,226

	Total Term Loans - 3.8%
	(Cost $8,001,985)					8,095,727

Number
of Shares	Description					Value
	Common Stock - 0.1%
9,389	Deb Store Holdings LLC(k) (m)					$125,069
	(Cost $125,069)

	Preferred Stocks - 2.4%
	Banks - 0.9%
40,000	BB&T Capital Trust VI(b)	BBB	9.60%			1,074,400
1,250	CoBank ACB(a) (b)	NR	6.11%			800,078
						1,874,478

	Diversified Financial Services - 0.2%
500	Falcons Funding Trust I(a) (h)	NR	8.88%			520,969

	Insurance - 0.3%
20,000	Aegon NV (Netherlands)(b)	BBB	6.38%			451,600
3,800	ING Groep NV (Netherlands)(b)	BBB	7.05%			88,008
						539,608

	Telecommunications - 0.5%
1,000	Centaur Funding Corp. (Cayman Islands)(a)	BBB	9.08%			1,123,437

	Transportation - 0.5%
40,000	Seaspan Corp., Series C (Marshall Islands)	NR	9.50%			1,090,000

	Total Preferred Stocks - 2.4%
	(Cost $5,328,274)					5,148,492

	Exchange Traded Funds - 20.7%
53,300	Consumer Discretionary Select Sector SPDR Fund(b) (n)					$2,302,560
62,400	Health Care Select Sector SPDR Fund(b) (n)					2,257,632
142,900	PowerShares QQQ Trust, Series 1(b) (n)					9,204,189
41,900	ProShares Ultra S&P500(b) (n)					2,301,567
70,400	SPDR Dow Jones Industrial Average ETF Trust(b) (n)					9,102,016
108,600	SPDR S&P 500 ETF Trust(b) (n)					14,864,082
19,500	SPDR S&P Retail ETF(b) (n)					1,148,355
79,700	Technology Select Sector SPDR Fund(b) (n)					2,304,924
	(Cost $40,912,691)					43,485,325

	Warrants - 0.0%
1,050	Alion Science and Technology Corp.(k) (m)			03/15/2017		–
	(Cost $11)

	Total Long-Term Investments - 131.8%
	(Cost $271,153,620)					277,394,603

Contracts	Options Purchased		Expiration Date	Exercise Price		Value
	Call Options Purchased - 0.3%
3,600	ProShares UltraShort 20+ Year Treasury(n)		January 2013	$21.00		$597,600
	(Cost $547,288)

	Total Short-Term Investments - 5.8%
Number
of Shares	Description					Value
	Money Market - 5.8%
12,295,259	Dreyfus Treasury Prime Cash Management Institutional Shares					12,295,259
	(Cost $12,295,259)

	Total Investments - 137.9%
	(Cost $283,996,167)					290,287,462
	Other Assets in excess of Liabilities - 2.4%					5,077,185
	Total Value of Options Written - (0.7%) (Premiums received - $1,530,761)					(1,506,076)
	Borrowings - (14.5% of Net Assets or 10.5% of Total Investments)					(30,598,955)
	Reverse Repurchase Agreements - (25.1%)					(52,739,047)
	Net Assets - 100.0%					$210,520,569

AB - Stock Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
Pty - Propriety
SA - Corporation
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $142,755,948, which represents 67.8% of net assets.

(b)
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements, and unfunded commitments.  As of February 29, 2012, the total amount segregated was $162,935,880.

(c)	Non-income producing as security is in default.
(d)	Perpetual maturity.
(e)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(f)
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares of the secured note.

(g)
The issuer of this security may elect to pay interest entirely in cash, entirely payment-in-kind by increasing the principal amount or issuing new notes equal to such payment in kind interest, or pay 50% of the interest in cash and 50% payment-in-kind.

(h)	Floating or variable rate coupon. The rate shown is as of February 29, 2012.
(i)	Security is a “Step-up” bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(j)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(k)	Non-income producing security.
(l)	The issuer of this security will accrue interest at a rate of 12.5% per annum and will make interest payments as follows: (1) 6.0% in payment-in-kind interest and (2) 6.5% in cash.
(m)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees and is based, in part on significant unobservable inputs. The total market value of such securities is $2,248,491 which represents 1.1% of net assets.

(n)	All or a portion of this security position is segregated as collateral for written options.

See previously submitted notes to financial statements for the period ended November 30, 2011.

Country Allocation***
United States	70.4%
Cayman Islands	19.9%
Ireland	1.7%
Bermuda	1.5%
Jersey	1.4%
British Virgin Islands	1.4%
Sweden	0.7%
Mexico	0.6%
United Kingdom	0.5%
Netherlands	0.4%
Marshall Islands	0.4%
France	0.3%
United Arab Emirates	0.3%
Australia	0.3%
Canada	0.2%

***Subject to change daily. Based on long-term investments.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 29, 2012 (unaudited)

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written - (0.7%) (k)	Month	Price	Value
	Call Options Written - (0.4%)
533	Consumer Discretionary Select Sector SPDR Fund	March 2012	$ 43.00	$ (31,980)
624	Health Care Select Sector SPDR Fund	March 2012	36.00	(27,144)
1,429	PowerShares QQQ Trust Series 1	March 2012	63.00	(262,936)
419	Proshares Ultra S&P500	March 2012	55.00	(51,537)
704	SPDR Dow Jones Industrial Average ETF Trust	March 2012	129.00	(108,416)
1,086	SPDR S&P 500 ETF Trust	March 2012	136.00	(217,200)
195	SPDR S&P Retail ETF	March 2012	59.00	(16,575)
797	Technology Select Sector SPDR Fund	March 2012	28.00	(82,888)
	Total Value of Call Options Written			$ (798,676)
	Premiums received ($807,174)

	Put Options Written (0.3%)
3,600	ProShares UltraShort 20+ Year Treasury	January 2013	18.00	$(707,400)
	Premiums Received ($723,587)

	Total Value of Options Written - (0.7%)			$(1,506,076)
	Premiums Received ($1,530,761)

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 29, 2012 (unaudited)

The Fund entered into swap agreements during the period ended February 29, 2012 to potentially enhance return. Details of the swap agreements outstanding as of February 29, 2012 were as follows:

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at February 29, 2012 (2)	Notional Amount (000)	Receiving Fixed Rate	Upfront Premium Received (Paid)	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	Basket of distinct	Sell	09/20/14	10.26%	$ 3,000	1.180%	$ -	$ (657,517)
	corporate entities

Interest Rate Swap Agreements

Counterparty		Floating Rate	Termination Date		Notional Amount (000)	Receive Fixed Rate		Unrealized Appreciation (Depreciation)
Goldman Sachs (3)		3 Month LIBOR	01/04/38		$ 10,000	5.675%		$ 659,502
Goldman Sachs (3)		3 Month LIBOR	07/07/38		5,000	5.753		372,419

								$ 1,031,921

Total Unrealized Appreciation for Swap Agreements								$ 374,404

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities with an aggregate notional value of $3 billion. The maximum loss exposure is $3 million.
(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(3) The Fund pays the floating rate and receives the fixed rate.

At February 29, 2012, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Depreciation
PTS Catalent	650,000	(6,890)
ServiceMaster Revolver	800,000	(32,000)
United Rentals	400,000	-
		$ (38,890)

At February 29, 2012 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$284,552,074	$16,395,098	$ (10,659,710)	$ 5,735,388

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. In addition, the Fund values certain Level 2 fixed income securities using broker quotes. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Fund's investments carried on the Statement of Assets and
Liabilities by caption and by level with the fair value hierarchy at February 29, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 88,481	$ -	$ 88,481
Asset Backed Securities:
Automobile	-	66	-	66
Collateralized Debt Obligations	-	13,563	1,587	15,150
Collateralized Loan Obligations	-	48,989	-	48,989
Commercial Real Estate	-	1,540	-	1,540
Commercial Receivables	-	896	-	896
Credit Cards	-	2,383	-	2,383
Financial	-	32	-	32
Insurance	-	7,535	-	7,535
Other ABS	-	1,408	-	1,408
Student Loans	-	286	-	286
Timeshare	-	2,118	-	2,118
Transportation	-	24,255	-	24,255
Trust Preferred Stocks	-	3,336	-	3,336
Whole Business	-	5,858	-	5,858
Collateralized Mortgage Obligations	-	18,208	-	18,208
Term Loans:
Consumer Products	-	146	-	146
Entertainment	-	186	-	186
Gaming	-	1,896	-	1,896
Other	-	2,817	-	2,817
Retail	-	101	523	624
Technology	-	2,413	-	2,413
Transportation	-	-	14	14
Common Stock	-	-	125	125
Preferred Stock:
Banks	1,074	800	-	1,874
Diversified Financial Services	-	521	-	521
Insurance	540	-	-	540
Telecommunications	-	1,123	-	1,123
Transportation	1,090	-	-	1,090
Exchange Traded Funds	43,485	-	-	43,485
Warrants	-	-	-*	-*
Call Options	598	-	-	598
Money Market Fund	12,295	-	-	12,295
Interest Rate Swaps	-	1,032	-	1,032
Total	$ 59,082	$ 229,989	$ 2,249	$ 291,320

Liabilities:
Credit Default Swaps	$ -	$ 658	$ -	$ 658
Options Written	1,506	-	-	1,506
Unfunded Commitments	-	39	-	39
Total	$ 1,506	$ 697	$ -	$ 2,203
* Market value is less than minimum amount disclosed.

There were no transfers between Level 1 and Level 2 during the period ended February 29, 2012. There was a transfer, in the amount of $1,586,483, from Level 2 to Level 3 for the Asset Backed Securities during the period ended
February 29, 2012. The Asset Backed Security transfer from Level 2 to Level 3 occurred due to lack of an available current market price.
There was a transfer, in the amount of $522,713, from Level 2 to Level 3 for the Term Loans during the period ended
February 29, 2012. The Term Loan transfer from Level 2 to Level 3 occurred due to the reorganization of the
Deb Store Holdings Term Loan. There was another transfer from Level 2 to Level 3 for the Term Loans, in the amount of $14,226 due to the lack of an available current market price for Carey International, Inc. Term Loan.

The fair value estimates for the Fund’s Level 3 securities were determined in accordance with procedures established in good faith by management and approved by the Board of Trustees.  For Duke Funding Ltd, there were various factors considered in reaching a fair value determination, including, but not limited to, the following: the type of security and a model price utilizing a broker quote.  For Deb Store Holdings term loan and common stock, there were various factors considered in reaching a fair value determination, including, but not limited to, the following: the type of security and public information obtained from the issuer following its reorganization.  For Carey International, Inc., there were various factors considered in reaching a fair value determination, including, but not limited to, the following: the type of security and available public information. The Fund values the warrants for Alion Science and Technology Corp. at $0 due to the
security being an unlisted security.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 29, 2012.

Beginning Balance at 5/31/11
Asset Backed Securities	$ -
Term Loans	-
Common Stock	-
Warrant	-
Total Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Net Purchases:
Asset Backed Securities	-
Term Loans	-
Common Stock	125
Warrant	-*
Sales	-
Transfer In:
Asset Backed Securities	1,587
Term Loans	537
Common Stock	-
Warrant	-
Transfer Out	-
Ending Balance at 2/29/12
Asset Backed Securities	1,587
Term Loans	537
Common Stock	125
Warrant	-*
Total Level 3 holdings	$ 2,249

Item 2.     Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       April 27, 2012

By:          /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       April 27, 2012